Consolidated balance sheets (Parenthetical) - shares	Aug. 31, 2023	Nov. 30, 2022	Nov. 30, 2020
Consolidated balance sheets
Common shares, issued	33,092,665	33,092,665	23,678,105
Common shares, outstanding	33,092,665		23,678,105